FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income and expenses
Interests on financial debt (*)	$ (10,745)	$ (6,695)	$ (1,534)
Foreign currency exchange losses on financial debt (**)	(5,912)	(45,567)	1,200
Total Debt financial expenses	(16,657)	(52,262)	(334)
Interests and gains on investments	2,842	2,920	543
Taxes and bank expenses	(2,174)	(2,532)	(1,146)
Other Foreign currency exchange gains (losses)	7,299	2,157	(732)
Financial discounts on assets, debts and other	404	11	25
Gains (losses) on operations with notes and bonds	(37)	1,200	(66)
Allowance for credit risk, current	(2,569)
Interests on Provisions	(1,775)	(929)	(120)
Financial expenses on pension benefits	(134)	(111)
RECPAM	7,599	20,619	2,934
Other finance cost	(124)		(7)
Other finance income		13
Total other financial results, net	11,331	23,348	1,431
Financial results, net	(5,326)	(28,914)	1,097
NDF
Finance income and expenses
Interests on financial debt (*)	(60)	(10)
Foreign currency exchange losses on financial debt (**)	(714)	(1,717)
Interest on work in progress	$ 339	$ 293	$ 218